Financial instruments (Details 15) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2020	Oct. 31, 2018
Financial instruments [Line Items]
Tax ID	77.114.779-8	N/A
Country		Chile
Notional Amount	$ 43,396	$ 39,031	$ 51,584
Borrowing costs	$ (2,802)	$ (2,250)
Single series bond One [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	0	0
Maturity date	01/28/2022	01/28/2021
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	1.56%	1.95%
Nominal rate	4.38%	4.38%
Notional Amount	$ 4,648	$ 4,648
Borrowing costs	$ (433)	$ (433)
Single series bond Two [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	0	0
Maturity date	04/03/2022	04/03/2021
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	0.74%	1.08%
Nominal rate	3.63%	3.63%
Notional Amount	$ 2,658	$ 2,658
Borrowing costs	$ (614)	$ (614)
Single series bond Three [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	0	0
Maturity date	05/07/2022	05/07/2021
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	3.23%	3.59%
Nominal rate	4.25%	4.25%
Notional Amount	$ 2,869	$ 7,508
Borrowing costs	$ (679)	$ (679)
Single series bond Four [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	0	0
Maturity date	01/22/2022	01/22/2021
Currency or adjustment index		US$
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	4.00%	4.17%
Nominal rate	4.25%	4.25%
Notional Amount	$ 7,508	$ 2,869
Borrowing costs	$ (237)	$ (237)
Single series bond Five [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9
Company	SQM S.A.
Country	Chile
Number of registration or ID of the instrument	0
Maturity date	03/10/2022
Currency or adjustment index	US$
Repayment	Upon maturity
Effective rate	3.62%
Nominal rate	3.50%
Notional Amount	$ 6,874
Borrowing costs	$ (552)
Series H bonds [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	564	564
Maturity date	01/05/2022	01/05/2021
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Repayment	Semiannual	Semiannual
Effective rate	1.75%	0.58%
Nominal rate	4.90%	4.90%
Notional Amount	$ 16,026	$ 18,212
Borrowing costs	$ (172)	$ (172)
Series O bonds [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	699	699
Maturity date	02/01/2022	02/01/2021
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	2.06%	2.24%
Nominal rate	3.80%	3.80%
Notional Amount	$ 863	$ 962
Borrowing costs	$ (82)	$ (82)
Series P bonds [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	563	563
Maturity date	01/15/2022	01/15/2021
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	2.04%	2.37%
Nominal rate	3.25%	3.25%
Notional Amount	$ 1,636	$ 1,824
Borrowing costs	$ (12)	$ (12)
Series Q bonds [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	700	700
Maturity date	06/01/2022	06/01/2021
Currency or adjustment index	UF
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	2.72%	2.92%		3.45%
Nominal rate	3.45%	3.45%
Notional Amount	$ 314	$ 350
Borrowing costs	(21)	(21)
Non current bonds issued [Member]
Financial instruments [Line Items]
Notional Amount	2,475,239	1,833,056
Non-current maturities	2,475,239	1,833,056
Borrowing costs	(30,020)	(16,430)
Total	2,445,219	1,816,626
Non current bonds issued [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	300,000	0
Non-current maturities	300,000	0
Non current bonds issued [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	0	300,000
Non-current maturities	0	300,000
Non current bonds issued [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	250,000	0
Non-current maturities	250,000	0
Non current bonds issued [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	0	250,000
Non-current maturities	0	250,000
Non current bonds issued [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	1,925,239	1,283,056
Non-current maturities	$ 1,925,239	$ 1,283,056
Non current bonds issued [Member] | Single series bond One [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	0	0
Maturity date	01/28/2025	01/28/2025
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	4.08%	4.08%
Nominal rate	4.38%	4.38%
Notional Amount	$ 250,000	$ 250,000
Non-current maturities	250,000	250,000
Borrowing costs	(903)	(1,336)
Total	249,097	248,664
Non current bonds issued [Member] | Single series bond One [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond One [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond One [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	250,000	0
Non-current maturities	250,000	0
Non current bonds issued [Member] | Single series bond One [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	0	250,000
Non-current maturities	0	250,000
Non current bonds issued [Member] | Single series bond One [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	$ 0	$ 0
Non current bonds issued [Member] | Single series bond Two [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	0	0
Maturity date	04/03/2023	04/03/2023
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	3.42%	3.43%
Nominal rate	3.63%	3.63%
Notional Amount	$ 300,000	$ 300,000
Non-current maturities	300,000	300,000
Borrowing costs	(168)	(781)
Total	299,832	299,219
Non current bonds issued [Member] | Single series bond Two [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	300,000	0
Non-current maturities	300,000	0
Non current bonds issued [Member] | Single series bond Two [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	0	300,000
Non-current maturities	0	300,000
Non current bonds issued [Member] | Single series bond Two [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond Two [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond Two [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	$ 0	$ 0
Non current bonds issued [Member] | Single series bond Three [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	0	0
Maturity date	05/07/2029	05/07/2029
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	4.10%	4.18%
Nominal rate	4.25%	4.25%
Notional Amount	$ 450,000	$ 450,000
Non-current maturities	450,000	450,000
Borrowing costs	(4,343)	(5,020)
Total	445,657	444,980
Non current bonds issued [Member] | Single series bond Three [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond Three [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond Three [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond Three [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond Three [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	450,000	450,000
Non-current maturities	$ 450,000	$ 450,000
Non current bonds issued [Member] | Single series bond Four [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	0	0
Maturity date	01/22/2050	01/22/2050
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	4.19%	4.22%
Nominal rate	4.25%	4.25%
Notional Amount	$ 400,000	$ 400,000
Non-current maturities	400,000	400,000
Borrowing costs	(6,347)	(6,582)
Total	393,653	393,418
Non current bonds issued [Member] | Single series bond Four [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond Four [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond Four [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond Four [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Single series bond Four [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	400,000	400,000
Non-current maturities	$ 400,000	$ 400,000
Non current bonds issued [Member] | Single series bond Five [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9
Company	SQM S.A.
Country	Chile
Number of registration or ID of the instrument	0
Maturity date	09/10/2051
Currency or adjustment index	US$
Payment of interest	Semiannual
Repayment	Upon maturity
Effective rate	3.43%
Nominal rate	3.50%
Notional Amount	$ 700,000
Non-current maturities	700,000
Borrowing costs	(15,836)
Total	684,164
Non current bonds issued [Member] | Single series bond Five [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	0
Non-current maturities	0
Non current bonds issued [Member] | Single series bond Five [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	0
Non-current maturities	0
Non current bonds issued [Member] | Single series bond Five [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	0
Non-current maturities	0
Non current bonds issued [Member] | Single series bond Five [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	0
Non-current maturities	0
Non current bonds issued [Member] | Single series bond Five [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	700,000
Non-current maturities	$ 700,000
Non current bonds issued [Member] | Series H bonds [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	564	564
Maturity date	01/05/2030	01/05/2030
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Repayment	Semiannual	Semiannual
Effective rate	4.76%	4.76%
Nominal rate	4.90%	4.90%
Notional Amount	$ 100,064	$ 126,386
Non-current maturities	100,064	126,386
Borrowing costs	(1,206)	(1,378)
Total	98,858	125,008
Non current bonds issued [Member] | Series H bonds [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series H bonds [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series H bonds [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series H bonds [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series H bonds [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	100,064	126,386
Non-current maturities	$ 100,064	$ 126,386
Non current bonds issued [Member] | Series O bonds [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	699	699
Maturity date	02/01/2033	02/01/2033
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	3.69%	3.68%
Nominal rate	3.80%	3.80%
Notional Amount	$ 55,035	$ 61,334
Non-current maturities	55,035	61,334
Borrowing costs	(822)	(904)
Total	54,213	60,430
Non current bonds issued [Member] | Series O bonds [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series O bonds [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series O bonds [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series O bonds [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series O bonds [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	55,035	61,334
Non-current maturities	$ 55,035	$ 61,334
Non current bonds issued [Member] | Series P bonds [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	563	563
Maturity date	01/15/2028	01/15/2028
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	3.24%	3.24%
Nominal rate	3.25%	3.25%
Notional Amount	$ 110,070	$ 122,668
Non-current maturities	110,070	122,668
Borrowing costs	(65)	(77)
Total	110,005	122,591
Non current bonds issued [Member] | Series P bonds [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series P bonds [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series P bonds [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series P bonds [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series P bonds [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	110,070	122,668
Non-current maturities	$ 110,070	$ 122,668
Non current bonds issued [Member] | Series Q bonds [Member]
Financial instruments [Line Items]
Tax ID	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	700	700
Maturity date	06/01/2038	06/01/2038
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Repayment	Upon maturity	Upon maturity
Effective rate	3.43%	3.43%
Nominal rate	3.45%	3.45%
Notional Amount	$ 110,070	$ 122,668
Non-current maturities	110,070	122,668
Borrowing costs	(330)	(352)
Total	109,740	122,316
Non current bonds issued [Member] | Series Q bonds [Member] | Over 1 year to 2 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series Q bonds [Member] | Over 2 years to 3 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series Q bonds [Member] | Over 3 years to 4 [member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series Q bonds [Member] | Over 4 Years to 5 [Member]
Financial instruments [Line Items]
Notional Amount	0	0
Non-current maturities	0	0
Non current bonds issued [Member] | Series Q bonds [Member] | Over 5 Years [Member]
Financial instruments [Line Items]
Notional Amount	110,070	122,668
Non-current maturities	$ 110,070	$ 122,668